TRANSACTION WITH RELATED PARTIES	12 Months Ended
Jun. 30, 2020
TRANSACTION WITH RELATED PARTIES [Abstract]
TRANSACTION WITH RELATED PARTIES
23.	TRANSACTION WITH RELATED PARTIES

Related parties of the Group comprise of related entities, staff retirement funds, directors and key management personnel. A “related entity” is an entity that TRGI has control or significant influence over.

Material related party balances and transactions other than reorganization transaction and those disclosed elsewhere in these consolidated financial statements, are given below:

			June 30, 2020
	Note	Relationship with related party	Service delivery revenue	Service delivery expense	Due from related parties	Due to related parties
			(US$’000)
BPO Solutions, Inc.	23.1	Related entity	-	-	-	3,611
Alert Communications, Inc.	23.1	Related entity	164	-	534	-
TRG Marketing Services, Inc.	23.1	Related entity	-	-	19	-
Afiniti International Holdings Limited	23.1	Related entity	53	48	-	198
TRG Holdings, LLC	23.1 & 23.4	Related entity	-	-	-	1,708
The Resource Group International Limited	23.1& 23.7	Parent	-	-	163	-
Third Party Lessor	23.2 & 23.5	Related entity	310	489	147	9
3rd Party Client and Internet Services Provider	23.3	Related entity	764	73	402	179
IBEX Limited Executive Leadership	23.6	Officers	-	-	12	-
TRG (Private) Limited	23.1	Related entity	-	-	-	34
Etelequote	23.1	Related entity	34	-	310	-
			1,325	610	1,587	5,739

			June 30, 2019
	Note	Relationship with related party	Service delivery revenue	Service delivery expense	Due from related parties	Due to related parties
			(US$’000)
BPO Solutions, Inc.	23.1	Related entity	-	-	-	3,611
Alert Communications, Inc.	23.1	Related entity	150	-	370	-
TRG Marketing Services, Inc.	23.1	Related entity	-	-	19	-
Afiniti International Holdings Limited	23.1	Related entity	54	70	-	503
TRG Holdings, LLC	23.1 & 23.4	Related entity	-	-	-	1,913
The Resource Group International Limited	23.1& 23.7	Parent	-	-	162	-
Third Party Lessor	23.2 & 23.5	Related entity	342	77	201	-
3rd Party Client and Internet Services Provider	23.3	Related entity	883	73	451	93
IBEX Holdings Executive Leadership	23.6	Officers	-	-	307	-
TRG (Private) Limited	23.1	Related entity	-	-	-	49
Etelequote	23.1	Related entity	-	-	258	-
			1,429	220	1,768	6,169

			June 30, 2018
	Note	Relationship with related party	Service delivery revenue	Service delivery expense
			(US$’000)
BPO Solutions, Inc.	23.1	Related entity	-	1,287
Alert Communications, Inc.	23.1	Related entity	66	-
TRG Marketing Services, Inc.	23.1	Related entity	-	-
Afiniti International Holdings Limited	23.1	Related entity	109	68
TRG Holdings, LLC	23.1 & 23.4	Related entity	-	-
The Resource Group International Limited	23.1& 23.7	Parent	-	-
Third Party Lessor	23.2 & 23.5	Related entity	291	485
3rd Party Client and Internet Services Provider	23.3	Related entity	1,100	65
TRG (Private) Limited	23.1	Related entity	-	-
			1,566	1,905

23.1.      Service delivery revenue and expenses are incurred by the Group in the ordinary course of business. These transactions were executed on mutually agreed terms. These represent call center and back office support services provided to subsidiaries of the Group.

23.2.       A Senior executive within one of our vendors serves on the Board of our Controlling Shareholder.  The Group maintains a lease on office space along with having a client relationship between Virtual World and the aforementioned company.

23.3.      A Senior executive within one of our customers serves as a Board member of our IBEX Senegal subsidiary.  The Group maintains both a vendor and a client relationship with this company.

23.4.       The balance due to TRG Holdings, LLC includes loan principal and interest at June 30, 2020 is $1.5 million ($1.3 million at June 30, 2019) with an interest rate of 15% per annum and shall mature on August 7, 2020. The Loan shall be payable on demand upon the earlier of TRG Holdings, LLC’s demand or an initial public offering of the Company.

23.5.       A Senior executive within one of our vendors serves as a board of our DGS Group.  The Group maintains a lease on office space with this Company.

23.6.       Receivable from executive leadership represents the purchase of the shares through RSA (See Note 19.3).

23.7.       RELATED PARTY LOANS

Under a convertible loan note agreement between a subsidiary of the Group and TRGI, these loan notes may convert into ordinary shares at the option of TRGI if there is external funding in the subsidiary in excess of $3 million. Out of total loan amount, there were no disbursements during the current year and June 30, 2018. The loan of $1.2 million was paid in full during the year June 30, 2019.

In June 2017, an officer of the Controlling Shareholder, as part of e-Telequote Insurance, Inc. issuance of the Senior Secured Notes, entered in an agreement with e – Telequote Insurance, Inc. with whom he also serves as a member of their board. The terms of the agreement are:

•	Principal: $0.5 million
•	Maturity: May, 2019
•	Interest: 12%